PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other income/ (expense)
Gain on deconsolidation of subsidiaries(Note 18)				¥ 1,091
Government grants	¥ 618		¥ 550	601
Foreign exchange (losses)/gains	(69)		1	(40)
(Loss)/gain on disposal of long-term investments (Note 7)	23	$ 3	63	(602)
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments	1,135	165
Fair value changes of equity securities investments and Exchangeable Senior Notes	1,338		(170)	(612)
Impairments of long-term investments	(949)	(138)	(96)	(905)
Others	(81)		25	194
Total	¥ 2,015	$ 292	¥ 373	¥ (273)